8 GOODWILL	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations.  Goodwill was comprised of the following amounts:

	June 30, 2017	December 31, 2016
Virtuoso	$939,881	$939,881
Ameri Arizona	10,416,000	10,416,000
Bigtech	299,803	314,555
Ameri Consulting Service Pvt. Ltd.	1,948,118	1,948,118
Ameri Georgia	3,470,522	3,470,522
Ameri California	4,812,243	—
Total	$21,886,567	$17,089,076

As per Company policy, goodwill impairment tests will be conducted on an annual basis and any impairment will be reflected in the Company’s statements of operations.

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in businesses combinations.  Goodwill was comprised of the following amounts:

	December 31, 2016	December 31, 2015
Virtuoso	$939,881	$-
DCM	10,416,000	-
Bigtech	314,555	-
Ameri Consulting Service Pvt. Ltd.	1,948,118	-
Ameri Georgia	3,470,522	3,470,522
Total	$17,089,076	$3,470,522